Summary of Significant Accounting Policies - Segment Reporting (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Number of operating segments	1	1	1
Number of reportable segments	1	1	1